COMPLAINTS BROUGHT AGAINST THE GROUP AND OTHERS IN THE UNITED STATES (Details)	12 Months Ended
Dec. 31, 2019 Installment
Disclosure Of Claims And Benefits Paid Explanatory [Abstract]
Number of lawsuits brought against group	2